TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Barrow Hanley Dividend Focused VP (the “portfolio”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the portfolio is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Managers:

Brian Quinn, CFA	Portfolio Manager	since 2013
Brad Kinkelaar	Portfolio Manager	since 2018
Lewis Ropp	Portfolio Manager	since 2013

Effective immediately, the following replaces the information in the Prospectus relating to the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Barrow Hanley Dividend Focused VP

Name	Employer	Positions Over Past Five Years
Brian Quinn, CFA	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the portfolio since 2013; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2012; Equity Analyst (2005 – 2012)

Brad Kinkelaar	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the portfolio since 2018; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2017; Executive Vice President, Head of Dividend Strategies and Global Equity Portfolio Manager at Pacific Investment Management Company, LLC (2011 – 2017)

Lewis Ropp	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the portfolio since 2013; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2011; Equity Analyst (2001 – 2011)

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers – Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”)”:

Transamerica Barrow Hanley Dividend Focused VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian Quinn, CFA[1]	3	$549.8 million	1	$7.5 million	6	$793.3 million
Brad Kinkelaar[1,2]	3	$630.2 million	1	$169.1 million	8	$1.2 billion
Lewis Ropp[1,3]	3	$742.0 million	1	$106.8 million	38	$3.7 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brian Quinn, CFA[1]	0	$0	0	$0	0	$0
Brad Kinkelaar[1,2]	1	$25.6 million	0	$0	0	$0
Lewis Ropp[1,3]	0	$0	0	$0	0	$0

[1]	Messrs. Kinkelaar, Quinn and Ropp are members of a team managing 35 accounts and $5.4 billion in the dividend focused value equity strategy.
[2]	Mr. Kinkelaar is a member of an equity value team managing 9 other accounts and $4.1 billion in assets.
[3]	Mr. Ropp is a member of various equity value teams managing 50 other accounts and $3.0 billion in assets.

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Investors Should Retain this Supplement for Future Reference

December 11, 2019